UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: July 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

July 31, 2018

Semi-Annual

Repor t

QS

Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Asset Allocation Funds

QS Asset Allocation Funds (“Asset Allocation Funds”) consists of four separate investment Funds, each with its own investment objective and policies. Each Fund is a “fund of funds”, investing in other mutual funds and exchange-traded funds (“ETFs”), and is managed as an asset allocation program.

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Asset Allocation Funds for the six-month reporting period ended July 31, 2018. Please read on for performance information for each Fund and a detailed look at prevailing economic and market conditions during the Funds’ reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 31, 2018

II	QS Asset Allocation Funds

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended July 31, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that revised third and fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 2.8% and 2.3%, respectively. GDP growth then moderated to a revised 2.2% during the first quarter of 2018. Finally, the U.S. Department of Commerce’s second reading for second quarter 2018 GDP growth — released after the reporting period ended — was 4.2%. The acceleration in GDP growth in the second quarter of 2018 reflected positive contributions from personal consumption expenditures (“PCE”), exports, federal government spending and state and local government spending, along with a smaller decrease in residential fixed investment. These were partly offset by a downturn in private inventory investment and a deceleration in nonresidential fixed investment. Imports decreased after increasing in the first quarter of 2018.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. As reported by the U.S.

Department of Labor, when the reporting period ended on July 31, 2018, the unemployment rate was 3.9%, versus 4.1% when the period began. The percentage of longer-term unemployed moved higher during the reporting period. In July 2018, 22.7% of Americans looking for a job had been out of work for more than six months, versus 20.7% when the period began.

Turning to the global economy, in its July 2018 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “Global growth is projected to reach 3.9 percent in 2018 and 2019, in line with the forecast of the April 2018 World Economic Outlook, but the expansion is becoming less even, and risks to the outlook are mounting. The rate of expansion appears to have peaked in some major economies and growth has become less synchronized.” From a regional perspective, the IMF projects 2018 growth in the Eurozone will be 2.2%, versus 2.4% in 2017. Japan’s economy is expected to expand 1.0% in 2018, compared to 1.7% in 2017. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.9% in 2018, versus 4.7% in 2017.

QS Asset Allocation Funds	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)iii respond to the economic environment?

A. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept the federal funds rateiv on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. Finally, at its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%.

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. took different approaches to monetary policy during the reporting period. Looking back, in December 2016, before the beginning of the reporting period, the European Central Bank (“ECB”)v extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB purchased €60 billion-per-month of bonds. In October 2017, the ECB announced that it would continue to buy bonds through

September 2018, but after December 2017 it would pare its purchases to €30 billion-per-month. In June 2018, the ECB announced it would end its bond buying program by the end of the year, but it did not anticipate raising interest rates “at least through the summer of 2019”. In other developed countries, on November 2, 2017, the Bank of Englandvi raised rates from 0.25% to 0.50% — the first increase since July 2007. It then raised rates to 0.75% at its meeting on August 2, 2018, after the reporting period ended. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanvii announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinaviii kept rates steady at 4.35% during the reporting period.

Q. What factors impacted the U.S. stock market during the reporting period?

A. The U.S. stock market experienced pockets of weakness and posted a modest gain during the reporting period. The market fell sharply in February and March 2018. This occurred given concerns that the Fed may raise interest rates more aggressively than previously expected. In addition, there were fears of a global trade war and several high profile issues in the technology industry. The market then rebounded and moved higher over the last four months of the reporting period. This turnaround was partially due to corporate profits that largely exceeded expectations. All told, for the six months ended July 31, 2018, the S&P 500 Indexix gained 0.70%.

Looking at the U.S. stock market more closely, small-cap stocks, as measured by the Russell 2000 Indexx, generated the strongest results, returning 6.75% over the reporting period. In contrast, large-cap stocks, as measured by the Russell 1000 Indexxi, gained 0.86% and mid-cap stocks, as measured by the Russell Midcap Indexxii, returned 1.09%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthxiii and Russell 3000 Valuexiv Indices, returned 3.43% and -1.04%, respectively, during the six months ended July 31, 2018.

Q. How did the international stock market perform during the reporting period?

A. International equities also experienced periods of volatility and produced weak results during the reporting period. Developed market equities, as measured by the MSCI EAFE Indexxv, declined over four of the first five months of the period. This occurred as international growth appeared to moderate, there were several geopolitical issues and the U.S. dollar rallied. However, international equities rallied over the last month of the period, driven by solid corporate profits. All told, the MSCI EAFE Index returned -5.12% for the six months ended July 31, 2018. Meanwhile, emerging market equities, as represented by the MSCI Emerging Markets Indexxvi, generated a -11.94% return over the reporting period.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended July 31, 2018. The yield for the two-year Treasury note began the reporting period at 2.14% and ended the period at 2.67%. The low for the period of 2.05% took place on February 9, 2018 and the peak for the period of 2.69% occurred on July 26, 2018. The yield for the ten-year Treasury began the reporting period at 2.72%, — its low for the period — and ended the period at 2.96%. Its peak of 3.11% took place on May 17, 2018.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. Most spread sectors generally posted weak results during the reporting period. Performance fluctuated given changing expectations for global growth, uncertainties regarding future central bank monetary policy and concerns over a global trade war. All told, the broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexxvii, returned -0.45% during the six-month reporting period ended July 31, 2018.

Q. How did the high-yield bond market perform over the reporting period?

A. The U.S. high-yield bond market, as measured by the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxviii, returned 0.65% for the six months ended July 31, 2018. The

IV	QS Asset Allocation Funds

high-yield market declined in February and March 2018. This was triggered by a number of factors, including fears that the Fed may take a more aggressive approach to rate hikes, trade war concerns and high-profile issues in the technology industry. However, the high-yield market posted positive returns over three of the last four months of the reporting period.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xix returned -3.09% during the six months ended July 31,

2018. The asset class produced choppy results during the reporting period. At times it was supported by solid investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar. However, at other times it was dragged down by rising U.S. interest rates, periods of investor risk aversion and geopolitical issues. In addition, the U.S. dollar rallied during much of the second half of the reporting period, negatively impacting the performance of the asset class.

QS Asset Allocation Funds	V

Investment commentary (cont’d)

QS Growth Fund

QS Growth Fund seeks capital appreciation. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and exchange traded funds (“ETFs”) managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”).

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2018, Class A shares of QS Growth Fund, excluding sales charges, returned -2.27%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 3000 Indexxx, and the Growth Composite Benchmarkxxi, returned -0.45%, 1.30% and 0.70%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average1 returned -1.79% over the same time frame.

Performance Snapshot as of July 31, 2018 (unaudited)
(excluding sales charges)	6 months
QS Growth Fund:
Class A	-2.27%
Class C	-2.62%
Class R	-2.43%
Class I	-2.15%
Bloomberg Barclays U.S. Aggregate Index	-0.45%
Russell 3000 Index	1.30%
Growth Composite Benchmark	0.70%
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average[1]	-1.79%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2018, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.29%, 1.99%, 2.25% and 1.02%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 174 funds in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

VI	QS Asset Allocation Funds

QS Moderate Growth Fund

QS Moderate Growth Fund seeks long-term growth of capital. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”).

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2018, Class A shares of QS Moderate Growth Fund, excluding sales charges, returned -1.73%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 3000 Index, and the Moderate Growth Composite Benchmarkxxii, returned -0.45%, 1.30% and 0.52%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Growth Funds Category Average1 returned -1.23% over the same time frame.

Performance Snapshot as of July 31, 2018 (unaudited)
(excluding sales charges)	6 months
QS Moderate Growth Fund:
Class A	-1.73%
Class C	-2.05%
Class R	-1.83%
Class I	-1.61%
Bloomberg Barclays U.S. Aggregate Index	-0.45%
Russell 3000 Index	1.30%
Moderate Growth Composite Benchmark	0.52%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average[1]	-1.23%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2018, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.23%, 1.94%, 2.01% and 0.94%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 510 funds in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

QS Asset Allocation Funds	VII

Investment commentary (cont’d)

QS Conservative Growth Fund

QS Conservative Growth Fund seeks balance of growth of capital and income. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”).

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% to underlying funds that invest in fixed-income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2018, Class A shares of QS Conservative Growth Fund, excluding sales charges, returned -1.10%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 1000 Index, and the Conservative Growth Composite Benchmarkxxiii, returned -0.45%, 0.86% and 0.41%, respectively, for the same period. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Average1 returned -1.19% over the same time frame.

Performance Snapshot as of July 31, 2018 (unaudited)
(excluding sales charges)	6 months
QS Conservative Growth Fund:
Class A	-1.10%
Class C	-1.43%
Class R	-1.20%
Class I	-0.97%
Bloomberg Barclays U.S. Aggregate Index	-0.45%
Russell 1000 Index	0.86%
Conservative Growth Composite Benchmark	0.41%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average[1]	-1.19%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2018, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.17%, 1.89%, 1.91% and 0.92%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 583 funds in the Fund’s Lipper category, and excluding sales charges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

VIII	QS Asset Allocation Funds

QS Defensive Growth Fund

QS Defensive Growth Fund seeks income as a primary objective and long-term growth of capital as a secondary objective. The Fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”).

The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended July 31, 2018, Class A shares of QS Defensive Growth Fund, excluding sales charges, returned -1.18%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 1000 Index, and the Defensive Growth Composite Benchmarkxxiv, returned -0.45%, 0.86% and 0.13%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Average1 returned -0.87% for the same period.

Performance Snapshot as of July 31, 2018 (unaudited)
(excluding sales charges)	6 months
QS Defensive Growth Fund:
Class A	-1.18%
Class C	-1.54%
Class C1[2]	-1.43%
Class R	-1.33%
Class I	-1.04%
Bloomberg Barclays U.S. Aggregate Index	-0.45%
Russell 1000 Index	0.86%
Defensive Growth Composite Benchmark	0.13%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average[1]	-0.87%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s current prospectus dated June 1, 2018, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 1.17%, 1.91%, 1.65%, 2.15% and 0.93%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 1.25% for Class C1 shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended July 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 355 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[2]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges, if any.

†	Includes fees and expenses of the underlying funds in which the Fund invests.

QS Asset Allocation Funds	IX

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 31, 2018

RISKS: Equity securities are subject to market and price fluctuations. Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risks. International investments are subject to certain risks of overseas investing including currency fluctuations, social, economic and political uncertainties, which could increase volatility; these risks are heightened for investments in emerging markets. Investments in small- and mid- capitalization companies may involve a higher degree of risk and volatility than an investment in larger, more established companies. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds are lower-rated issues and possess greater price volatility, illiquidity, and possibility of default than higher- rated, investment grade bonds. There are additional risks and other expenses associated with investing in other mutual funds and exchange-traded funds (“ETFs”), rather than directly in portfolio securities. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on the Funds’ performance. The Funds pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each Fund indirectly bears its pro rata shares of the fees and expenses incurred by the underlying funds it invests in, including advisory fees. These expenses are in addition to the expenses that each Fund bears directly in connection with its own operation. Also, the portfolio managers may invest in underlying funds that have a limited performance history. Each Fund, as a non-diversified fund, is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund which may magnify the Fund’s losses from events affecting a particular issuer.

Each Asset Allocation Fund is a “fund of funds” — meaning it invests in other underlying funds. Each Fund seeks its objective by investing primarily in other affiliated funds. Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor, and underperform bond funds when bonds are in favor. In addition to a Fund’s operating expenses, an investment will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. In addition, some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Additionally, the portfolio managers may invest in underlying funds that have a limited performance history. Please see each Fund’s prospectus for a more complete discussion of these and other risks and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

X	QS Asset Allocation Funds

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vii

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

viii	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

ix	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[x]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

xi

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market.

xii

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

xiii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xiv

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xv	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xvi	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xvii

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xviii

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xix

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xx	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xxi

The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xxii

The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xxiii

The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xxiv

The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg Barclays U.S. Aggregate Index and 10% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

QS Asset Allocation Funds	XI

Funds at a glance (unaudited)

QS Growth Fund Breakdown† (%) as of — July 31, 2018

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Energy Consumer Discretionary
10.3 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
9.2 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Consumer Discretionary Financials Health Care Information Technology
7.7 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Materials Energy
6.4 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Consumer Staples
6.0 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities Financials Information Technology Health Care
5.9 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
5.8 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Industrials Information Technology Consumer Discretionary Health Care
4.6 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Energy

% of Total Long-Term Investments	Top 5 Sectors
4.4 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Industrials Information Technology Financials Consumer Discretionary Health Care
4.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Health Care Consumer Discretionary Information Technology Industrials
3.8 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
3.1 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
2.7 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
2.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations
2.2 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Materials Financials
2.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities Energy Consumer Staples
1.9 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Non-U.S. Treasury Inflation Protected Securities

QS Asset Allocation Funds 2018 Semi-Annual Report	1

Funds at a glance (unaudited) (cont’d)

QS Growth Fund Breakdown† (%) as of — July 31, 2018

% of Total Long-Term Investments	Top 5 Sectors
1.4 Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	Utilities Industrials Energy Real Estate Consumer Discretionary
0.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes
0.8 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-Backed Securities Sovereign Bonds
0.7 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
0.6 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Health Care Materials Industrials

†	Subject to change at any time.

2	QS Asset Allocation Funds 2018 Semi-Annual Report

QS Moderate Growth Fund Breakdown† (%) as of — July 31, 2018

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.8 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Energy Consumer Discretionary
9.2 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Consumer Discretionary Financials Health Care Information Technology
8.6 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-Backed Securities Sovereign Bonds
6.0 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Materials Energy
6.0 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
6.0 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities Financials Information Technology Health Care
5.9 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Consumer Staples
5.0 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
4.5 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Health Care Materials Industrials

% of Total Long-Term Investments	Top 5 Sectors
3.7 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Industrials Information Technology Consumer Discretionary Health Care
3.6 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations
3.3 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
3.2 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Health Care Consumer Discretionary Information Technology Industrials
2.8 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Energy
2.6 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
2.4 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
2.2 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations
2.1 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Materials Financials

QS Asset Allocation Funds 2018 Semi-Annual Report	3

Funds at a glance (unaudited) (cont’d)

QS Moderate Growth Fund Breakdown† (%) as of — July 31, 2018

% of Total Long-Term Investments	Top 5 Sectors
2.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities Energy Consumer Staples
2.1 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Industrials Information Technology Financials Consumer Discretionary Health Care
2.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes
1.9 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Non-U.S. Treasury Inflation Protected Securities
1.6 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
1.4 Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	Utilities Industrials Energy Real Estate Consumer Discretionary

†	Subject to change at any time.

4	QS Asset Allocation Funds 2018 Semi-Annual Report

QS Conservative Growth Fund Breakdown† (%) as of — July 31, 2018

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
16.7 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-Backed Securities Sovereign Bonds
11.9 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations
9.2 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Consumer Discretionary Financials Health Care Information Technology
6.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Energy Consumer Discretionary
6.0 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities Financials Information Technology Health Care
5.7 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
5.3 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Health Care Materials Industrials
5.1 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Consumer Staples
3.6 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials

% of Total Long-Term Investments	Top 5 Sectors
3.6 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Materials Energy
2.8 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Municipal Bonds Collateralized Mortgage Obligations
2.4 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
2.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations
2.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes
2.1 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Industrials Information Technology Consumer Discretionary Health Care
2.1 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Materials Financials
2.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Health Care Consumer Discretionary Information Technology Industrials
2.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities Energy Consumer Staples

QS Asset Allocation Funds 2018 Semi-Annual Report	5

Funds at a glance (unaudited) (cont’d)

QS Conservative Growth Fund Breakdown† (%) as of — July 31, 2018

% of Total Long-Term Investments	Top 5 Sectors
1.9 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Non-U.S. Treasury Inflation Protected Securities
1.7 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Information Technology Consumer Discretionary Energy Industrials
1.6 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Industrials Information Technology Financials Consumer Discretionary Health Care
1.5 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials
1.4 Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	Utilities Industrials Energy Real Estate Consumer Discretionary
0.4 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
0.4 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Energy

†	Subject to change at any time.

6	QS Asset Allocation Funds 2018 Semi-Annual Report

QS Defensive Growth Fund Breakdown† (%) as of — July 31, 2018

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
22.9 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Mortgage-Backed Securities Sovereign Bonds
21.0 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes Mortgage-Backed Securities Collateralized Mortgage Obligations U.S. Government & Agency Obligations
7.7 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Municipal Bonds Collateralized Mortgage Obligations
7.4 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Consumer Staples Consumer Discretionary Financials Health Care Information Technology
7.1 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Consumer Discretionary Energy Health Care Materials Industrials
6.1 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities Financials Information Technology Health Care
5.3 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Health Care Financials Consumer Discretionary Industrials
3.6 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Financials Health Care Consumer Discretionary Industrials
3.1 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Industrials Consumer Staples

% of Total Long-Term Investments	Top 5 Sectors
2.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations
2.2 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Materials Financials
2.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations U.S. Government & Agency Obligations Asset-Backed Securities Energy Consumer Staples
1.9 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Non-U.S. Treasury Inflation Protected Securities
1.4 Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	Utilities Industrials Energy Real Estate Consumer Discretionary
1.2 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Financials Information Technology Health Care Industrials Consumer Discretionary
1.2 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Materials Energy
1.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Health Care Consumer Discretionary Information Technology Industrials
1.0 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Financials

QS Asset Allocation Funds 2018 Semi-Annual Report	7

Funds at a glance (unaudited) (cont’d)

QS Defensive Growth Fund Breakdown† (%) as of — July 31, 2018

% of Total Long-Term Investments	Top 5 Sectors
1.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Energy Consumer Discretionary
0.2 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Discretionary Health Care Consumer Staples
0.2 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Materials Industrials Consumer Discretionary Energy

†	Subject to change at any time.

8	QS Asset Allocation Funds 2018 Semi-Annual Report

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2018 and held for the six months ended July 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-2.27%	$1,000.00	$977.30	0.48%	$2.35	Class A	5.00%	$1,000.00	$1,022.41	0.48%	$2.41
Class C	-2.62	1,000.00	973.80	1.16	5.68	Class C	5.00	1,000.00	1,019.04	1.16	5.81
Class R	-2.43	1,000.00	975.70	0.80	3.92	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	-2.15	1,000.00	978.50	0.17	0.83	Class I	5.00	1,000.00	1,023.95	0.17	0.85

[1]	For the six months ended July 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Asset Allocation Funds 2018 Semi-Annual Report	9

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2018 and held for the six months ended July 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Moderate Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-1.73%	$1,000.00	$982.70	0.46%	$2.26	Class A	5.00%	$1,000.00	$1,022.51	0.46%	$2.31
Class C	-2.05	1,000.00	979.50	1.16	5.69	Class C	5.00	1,000.00	1,019.04	1.16	5.81
Class R	-1.83	1,000.00	981.70	0.80	3.93	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	-1.61	1,000.00	983.90	0.17	0.84	Class I	5.00	1,000.00	1,023.95	0.17	0.85

[1]	For the six months ended July 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

10	QS Asset Allocation Funds 2018 Semi-Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2018 and held for the six months ended July 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Conservative Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-1.10%	$1,000.00	$989.00	0.48%	$2.37	Class A	5.00%	$1,000.00	$1,022.41	0.48%	$2.41
Class C	-1.43	1,000.00	985.70	1.21	5.96	Class C	5.00	1,000.00	1,018.79	1.21	6.06
Class R	-1.20	1,000.00	988.00	0.80	3.94	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	-0.97	1,000.00	990.30	0.23	1.14	Class I	5.00	1,000.00	1,023.65	0.23	1.15

[1]	For the six months ended July 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

QS Asset Allocation Funds 2018 Semi-Annual Report	11

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2018 and held for the six months ended July 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Defensive Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Defensive Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	-1.18%	$1,000.00	$988.20	0.57%	$2.81	Class A	5.00%	$1,000.00	$1,021.97	0.57%	$2.86
Class C	-1.54	1,000.00	984.60	1.30	6.40	Class C	5.00	1,000.00	1,018.35	1.30	6.51
Class C1	-1.43	1,000.00	985.70	1.05	5.17	Class C1	5.00	1,000.00	1,019.59	1.05	5.26
Class R	-1.33	1,000.00	986.70	0.80	3.94	Class R	5.00	1,000.00	1,020.83	0.80	4.01
Class I	-1.04	1,000.00	989.60	0.25	1.23	Class I	5.00	1,000.00	1,023.55	0.25	1.25

[1]	For the six months ended July 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

12	QS Asset Allocation Funds 2018 Semi-Annual Report

Schedules of investments (unaudited)

July 31, 2018

QS Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		1,559,857	$16,175,713
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		4,675,585	100,197,795
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		2,639,134	33,411,439
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		1,472,022	17,458,177
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		575,308	6,679,326
ClearBridge Small Cap Fund, Class IS Shares		690,667	44,803,586
Martin Currie Emerging Markets Fund, Class IS Shares		4,685,670	59,601,716
QS Global Market Neutral Fund, Class IS Shares		1,619,829	16,668,035
QS International Equity Fund, Class IS Shares		4,704,194	79,830,167
QS Strategic Real Return Fund, Class IS Shares		3,769,651	46,140,533
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,650,822	23,788,350
RARE Global Infrastructure Value Fund, Class IS Shares		960,763	10,645,250
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		86,572	21,273,444
ClearBridge Appreciation Fund, Class IS Shares		1,846,455	45,884,400
ClearBridge International Value Fund, Class IS Shares		3,151,795	35,646,798
ClearBridge Large Cap Growth Fund, Class IS Shares		984,362	49,424,808
ClearBridge Mid Cap Fund, Class IS Shares		897,967	34,347,246
ClearBridge Small Cap Growth Fund, Class IS Shares		128,086	5,501,296
QS Global Dividend Fund, Class IS Shares		5,374,264	70,940,280
QS U.S. Large Cap Equity Fund, Class IS Shares		1,442,581	29,601,760
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		520,083	5,897,741
Western Asset High Yield Fund, Class IS Shares		607,979	4,900,315
Western Asset Macro Opportunities Fund, Class IS Shares		1,351,008	14,780,030
Total Investments in Underlying Funds before Short-Term Investments (Cost — $599,043,349)			773,598,205

	Rate
Short-Term Investments — 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $2,240,279)	1.844%	2,240,279	2,240,279
Total Investments — 100.1% (Cost — $601,283,628)			775,838,484
Liabilities in Excess of Other Assets — (0.1)%			(444,944)
Total Net Assets — 100.0%			$775,393,540

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Semi-Annual Report	13

Schedules of investments (unaudited) (cont’d)

July 31, 2018

QS Moderate Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		983,402	$10,197,877
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		2,701,693	57,897,279
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		1,236,490	15,653,961
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		929,294	11,021,423
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		844,831	9,808,494
ClearBridge Small Cap Fund, Class IS Shares		281,615	18,268,364
Martin Currie Emerging Markets Fund, Class IS Shares		2,322,359	29,540,405
QS Global Market Neutral Fund, Class IS Shares		1,014,556	10,439,786
QS International Equity Fund, Class IS Shares		1,731,467	29,382,996
QS Strategic Real Return Fund, Class IS Shares		2,387,244	29,219,864
QS U.S. Small Capitalization Equity Fund, Class IS Shares		888,313	12,800,599
RARE Global Infrastructure Value Fund, Class IS Shares		597,732	6,622,868
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		47,846	11,757,100
ClearBridge Appreciation Fund, Class IS Shares		985,836	24,498,031
ClearBridge International Value Fund, Class IS Shares		1,206,759	13,648,451
ClearBridge Large Cap Growth Fund, Class IS Shares		578,088	29,025,788
ClearBridge Mid Cap Fund, Class IS Shares		262,889	10,055,491
ClearBridge Small Cap Growth Fund, Class IS Shares		178,015	7,645,734
QS Global Dividend Fund, Class IS Shares		3,405,307	44,950,053
QS U.S. Large Cap Equity Fund, Class IS Shares		798,757	16,390,493
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,428,308	17,582,475
Western Asset Core Plus Bond Fund, Class IS Shares		3,715,410	42,132,747
Western Asset High Yield Fund, Class IS Shares		2,725,670	21,968,901
Western Asset Macro Opportunities Fund, Class IS Shares		851,908	9,319,870
Total Investments in Underlying Funds before Short-Term Investments (Cost — $396,521,112)			489,829,050

	Rate
Short-Term Investments — 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,178,578)	1.844%	1,178,578	1,178,578
Total Investments — 100.1% (Cost — $397,699,690)			491,007,628
Liabilities in Excess of Other Assets — (0.1)%			(314,767)
Total Net Assets — 100.0%			$490,692,861

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

14	QS Asset Allocation Funds 2018 Semi-Annual Report

QS Conservative Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		614,962	$6,377,151
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		862,228	18,477,539
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		516,450	6,538,251
BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares		811,295	8,494,254
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		588,291	6,977,132
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		566,655	6,578,864
ClearBridge Small Cap Fund, Class IS Shares		100,997	6,551,663
Martin Currie Emerging Markets Fund, Class IS Shares		855,321	10,879,684
QS Global Market Neutral Fund, Class IS Shares		636,145	6,545,933
QS International Equity Fund, Class IS Shares		67,296	1,142,016
QS Strategic Real Return Fund, Class IS Shares		1,501,878	18,382,993
QS U.S. Small Capitalization Equity Fund, Class IS Shares		505,747	7,287,811
RARE Global Infrastructure Value Fund, Class IS Shares		380,441	4,215,285
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		20,991	5,158,236
ClearBridge Appreciation Fund, Class IS Shares		708,499	17,606,198
ClearBridge International Value Fund, Class IS Shares		97,707	1,105,069
ClearBridge Large Cap Growth Fund, Class IS Shares		309,427	15,536,323
ClearBridge Mid Cap Fund, Class IS Shares		130,392	4,987,494
ClearBridge Small Cap Growth Fund, Class IS Shares		109,550	4,705,181
QS Global Dividend Fund, Class IS Shares		2,129,330	28,107,161
QS U.S. Large Cap Equity Fund, Class IS Shares		533,119	10,939,612
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,959,661	36,433,424
Western Asset Core Plus Bond Fund, Class IS Shares		4,518,927	51,244,628
Western Asset High Yield Fund, Class IS Shares		2,014,046	16,233,214
Western Asset Macro Opportunities Fund, Class IS Shares		540,414	5,912,127
Total Investments in Underlying Funds before Short-Term Investments (Cost — $258,017,918)			306,417,243

	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,234,421)	1.844%	1,234,421	1,234,421
Total Investments — 100.0% (Cost — $259,252,339)			307,651,664
Liabilities in Excess of Other Assets — (0.0)%			(147,397)
Total Net Assets — 100.0%			$307,504,267

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Semi-Annual Report	15

Schedules of investments (unaudited) (cont’d)

July 31, 2018

QS Defensive Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		258,339	$2,678,976
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		62,697	1,343,606
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		108,409	1,372,461
BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares		941,567	9,858,210
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		248,587	2,948,236
Martin Currie Emerging Markets Fund, Class IS Shares		117,331	1,492,444
QS Global Market Neutral Fund, Class IS Shares		268,892	2,766,897
QS International Equity Fund, Class IS Shares		13,425	227,818
QS Strategic Real Return Fund, Class IS Shares		644,057	7,883,256
QS U.S. Small Capitalization Equity Fund, Class IS Shares		110,599	1,593,738
RARE Global Infrastructure Value Fund, Class IS Shares		158,335	1,754,352
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		271,612	6,749,557
ClearBridge International Value Fund, Class IS Shares		19,007	214,967
ClearBridge Large Cap Growth Fund, Class IS Shares		79,069	3,970,029
ClearBridge Small Cap Growth Fund, Class IS Shares		31,435	1,350,113
QS Global Dividend Fund, Class IS Shares		717,142	9,466,274
QS U.S. Large Cap Equity Fund, Class IS Shares		225,778	4,632,968
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,194,460	27,013,800
Western Asset Core Plus Bond Fund, Class IS Shares		2,592,074	29,394,124
Western Asset High Yield Fund, Class IS Shares		1,134,810	9,146,570
Western Asset Macro Opportunities Fund, Class IS Shares		228,471	2,499,475
Total Investments in Underlying Funds before Short-Term Investments (Cost — $114,606,019)			128,357,871

	Rate
Short-Term Investments — 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $339,539)	1.844%	339,539	339,539
Total Investments — 100.0% (Cost — $114,945,558)			128,697,410
Liabilities in Excess of Other Assets — (0.0)%			(22,254)
Total Net Assets — 100.0%			$128,675,156

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

See Notes to Financial Statements.

16	QS Asset Allocation Funds 2018 Semi-Annual Report

Statements of assets and liabilities (unaudited)

July 31, 2018

	QS Growth Fund	QS Moderate Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$599,043,349	$396,521,112
Short-term investments, at cost	2,240,279	1,178,578
Investments in affiliated Underlying Funds, at value	$773,598,205	$489,829,050
Short-term investments, at value	2,240,279	1,178,578
Receivable for Fund shares sold	335,247	169,652
Distributions receivable from affiliated Underlying Funds	41,440	266,220
Interest receivable	2,040	8,937
Receivable from investment manager	24	25
Prepaid expenses	50,908	47,160
Total Assets	776,268,143	491,499,622

Liabilities:
Payable for Fund shares repurchased	275,812	201,934
Service and/or distribution fees payable	173,739	113,839
Payable for investments in affiliated Underlying Funds	37,669	256,919
Trustees’ fee payable	2,735	2,032
Due to custodian	865	4,008
Accrued expenses	383,783	228,029
Total Liabilities	874,603	806,761
Total Net Assets	$775,393,540	$490,692,861

Net Assets:
Par value (Note 7)	$472	$303
Paid-in capital in excess of par value	629,838,887	407,255,702
Undistributed (overdistributed) net investment income	(48,442)	1,503,982
Accumulated net realized loss on affiliated Underlying Funds and capital gain distributions from affiliated Underlying Funds	(28,952,233)	(11,375,064)
Net unrealized appreciation on affiliated Underlying Funds	174,554,856	93,307,938
Total Net Assets	$775,393,540	$490,692,861

Net Assets:
Class A	$756,317,417	$465,902,288
Class C	$17,144,352	$18,537,976
Class R	$71,769	$112,316
Class I	$1,860,002	$6,140,281

Shares Outstanding:
Class A	45,955,607	28,743,035
Class C	1,120,518	1,124,935
Class R	4,395	7,021
Class I	113,326	381,740

Net Asset Value:
Class A (and redemption price)	$16.46	$16.21
Class C*	$15.30	$16.48
Class R (and redemption price)	$16.33	$16.00
Class I (and redemption price)	$16.41	$16.08

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively)	$17.46	$17.20

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Semi-Annual Report	17

Statements of assets and liabilities (unaudited) (cont’d)

July 31, 2018

	QS Conservative Growth Fund	QS Defensive Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$258,017,918	$114,606,019
Short-term investments, at cost	1,234,421	339,539
Investments in affiliated Underlying Funds, at value	$306,417,243	$128,357,871
Short-term investments, at value	1,234,421	339,539
Distributions receivable from affiliated Underlying Funds	315,745	195,671
Receivable for Fund shares sold	135,017	140,399
Interest receivable	1,371	389
Receivable from investment manager	33	273
Prepaid expenses	48,187	55,790
Total Assets	308,152,017	129,089,932

Liabilities:
Payable for investments in affiliated Underlying Funds	304,841	189,262
Payable for Fund shares repurchased	114,650	116,615
Service and/or distribution fees payable	72,111	28,994
Due to custodian	3,131	1,124
Trustees’ fee payable	1,382	599
Accrued expenses	151,635	78,182
Total Liabilities	647,750	414,776
Total Net Assets	$307,504,267	$128,675,156

Net Assets:
Par value (Note 7)	$213	$99
Paid-in capital in excess of par value	263,455,554	119,263,669
Undistributed net investment income	365,623	147,513
Accumulated net realized loss on affiliated Underlying Funds and capital gain distributions from affiliated Underlying Funds	(4,716,448)	(4,487,977)
Net unrealized appreciation on affiliated Underlying Funds	48,399,325	13,751,852
Total Net Assets	$307,504,267	$128,675,156

See Notes to Financial Statements.

18	QS Asset Allocation Funds 2018 Semi-Annual Report

	QS Conservative Growth Fund	QS Defensive Growth Fund

Net Assets:
Class A	$286,464,067	$121,267,310
Class C	$13,569,728	$2,157,065
Class C1	—	$2,519,423
Class R	$51,224	$62,677
Class I	$7,419,248	$2,668,681

Shares Outstanding:
Class A	19,901,274	9,291,236
Class C	904,071	166,105
Class C1	—	188,655
Class R	3,557	4,806
Class I	515,776	204,905

Net Asset Value:
Class A (and redemption price)	$14.39	$13.05
Class C*	$15.01	$12.99
Class C1*	—	$13.35
Class R (and redemption price)	$14.40	$13.04
Class I (and redemption price)	$14.38	$13.02

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively)	$15.27	$13.63

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Semi-Annual Report	19

Statements of operations (unaudited)

For the Six Months Ended July 31, 2018

	QS Growth Fund	QS Moderate Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$1,985,476	$2,738,286
Interest	20,110	13,261
Other affiliated income	1,158	740
Total Investment Income	2,006,744	2,752,287

Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,022,573	671,660
Transfer agent fees (Note 5)	708,080	374,945
Registration fees	53,784	51,051
Shareholder reports	32,358	21,128
Trustees’ fees	25,049	16,086
Audit and tax fees	17,088	16,641
Legal fees	15,820	16,935
Fund accounting fees	13,042	13,042
Insurance	4,898	3,340
Miscellaneous expenses	2,710	2,189
Total Expenses	1,895,402	1,187,017
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(149)	(166)
Net Expenses	1,895,253	1,186,851
Net Investment Income	111,491	1,565,436

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	3,870,776	4,070,345
Capital gain distributions from affiliated Underlying Funds	257,432	329,355
Net Realized Gain	4,128,208	4,399,700
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	(23,364,549)	(15,097,211)
Net Loss on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	(19,236,341)	(10,697,511)
Decrease in Net Assets From Operations	$(19,124,850)	$(9,132,075)

See Notes to Financial Statements.

20	QS Asset Allocation Funds 2018 Semi-Annual Report

	QS Conservative Growth Fund	QS Defensive Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$2,706,237	$1,528,856
Interest	2,259	3,957
Other affiliated income	470	199
Total Investment Income	2,708,966	1,533,012

Expenses:
Service and/or distribution fees (Notes 2 and 5)	428,204	171,828
Transfer agent fees (Note 5)	223,755	88,228
Registration fees	51,194	56,707
Audit and tax fees	16,345	16,028
Legal fees	16,108	17,172
Shareholder reports	13,787	6,469
Fund accounting fees	13,042	13,075
Trustees’ fees	10,176	4,247
Insurance	2,393	1,249
Interest expense	—	29
Miscellaneous expenses	2,203	2,317
Total Expenses	777,207	377,349
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(164)	(1,342)
Net Expenses	777,043	376,007
Net Investment Income	1,931,923	1,157,005

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	2,667,186	160,828
Capital gain distributions from affiliated Underlying Funds	332,872	177,875
Net Realized Gain	3,000,058	338,703
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	(8,623,482)	(3,155,128)
Net Loss on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	(5,623,424)	(2,816,425)
Decrease in Net Assets From Operations	$(3,691,501)	$(1,659,420)

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Semi-Annual Report	21

Statements of changes in net assets

QS Growth Fund

For the Six Months Ended July 31, 2018 (unaudited) and the Year Ended January 31, 2018	July 31	January 31

Operations:
Net investment income	$111,491	$6,770,504
Net realized gain	4,128,208	97,035,011
Change in net unrealized appreciation (depreciation)	(23,364,549)	33,570,776
Increase (Decrease) in Net Assets From Operations	(19,124,850)	137,376,291

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(700,049)	(8,650,061)
Net realized gains	(21,373,717)	(80,175,640)
Decrease in Net Assets From Distributions to Shareholders	(22,073,766)	(88,825,701)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	22,729,848	43,466,571
Reinvestment of distributions	22,020,101	88,575,861
Cost of shares repurchased	(45,175,360)	(87,639,869)
Increase (Decrease) in Net Assets From Fund Share Transactions	(425,411)	44,402,563
Increase (Decrease) in Net Assets	(41,624,027)	92,953,153

Net Assets:
Beginning of period	817,017,567	724,064,414
End of period*	$775,393,540	$817,017,567
* Includes (overdistributed) undistributed net investment income, respectively, of:	$(48,442)	$540,116

See Notes to Financial Statements.

22	QS Asset Allocation Funds 2018 Semi-Annual Report

QS Moderate Growth Fund

For the Six Months Ended July 31, 2018 (unaudited) and the Year Ended January 31, 2018	July 31	January 31

Operations:
Net investment income	$1,565,436	$6,110,701
Net realized gain	4,399,700	56,636,018
Change in net unrealized appreciation (depreciation)	(15,097,211)	17,189,888
Increase (Decrease) in Net Assets From Operations	(9,132,075)	79,936,607

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(550,036)	(6,865,018)
Net realized gains	(11,935,255)	(44,533,088)
Decrease in Net Assets From Distributions to Shareholders	(12,485,291)	(51,398,106)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	15,806,307	32,517,524
Reinvestment of distributions	12,440,136	51,182,610
Cost of shares repurchased	(31,877,145)	(66,572,126)
Increase (Decrease) in Net Assets From Fund Share Transactions	(3,630,702)	17,128,008
Increase (Decrease) in Net Assets	(25,248,068)	45,666,509

Net Assets:
Beginning of period	515,940,929	470,274,420
End of period*	$490,692,861	$515,940,929
* Includes undistributed net investment income of:	$1,503,982	$488,582

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Semi-Annual Report	23

Statements of changes in net assets (cont’d)

QS Conservative Growth Fund

For the Six Months Ended July 31, 2018 (unaudited) and the Year Ended January 31, 2018	July 31	January 31

Operations:
Net investment income	$1,931,923	$4,744,442
Net realized gain	3,000,058	28,588,218
Change in net unrealized appreciation (depreciation)	(8,623,482)	7,616,453
Increase (Decrease) in Net Assets From Operations	(3,691,501)	40,949,113

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,874,049)	(5,391,065)
Net realized gains	(6,000,318)	(20,171,370)
Decrease in Net Assets From Distributions to Shareholders	(7,874,367)	(25,562,435)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	14,526,059	38,604,337
Reinvestment of distributions	7,828,931	25,396,686
Cost of shares repurchased	(26,632,139)	(61,947,841)
Increase (Decrease) in Net Assets From Fund Share Transactions	(4,277,149)	2,053,182
Increase (Decrease) in Net Assets	(15,843,017)	17,439,860

Net Assets:
Beginning of period	323,347,284	305,907,424
End of period*	$307,504,267	$323,347,284
* Includes undistributed net investment income of:	$365,623	$307,749

See Notes to Financial Statements.

24	QS Asset Allocation Funds 2018 Semi-Annual Report

QS Defensive Growth Fund

For the Six Months Ended July 31, 2018 (unaudited) and the Year Ended January 31, 2018	July 31	January 31

Operations:
Net investment income	$1,157,005	$2,661,844
Net realized gain	338,703	11,116,900
Change in net unrealized appreciation (depreciation)	(3,155,128)	(832,471)
Increase (Decrease) in Net Assets From Operations	(1,659,420)	12,946,273

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,117,018)	(3,020,016)
Net realized gains	(1,667,504)	(7,992,537)
Decrease in Net Assets From Distributions to Shareholders	(2,784,522)	(11,012,553)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,149,990	12,888,193
Reinvestment of distributions	2,769,527	10,945,654
Cost of shares repurchased	(10,538,044)	(26,228,964)
Decrease in Net Assets From Fund Share Transactions	(1,618,527)	(2,395,117)
Decrease in Net Assets	(6,062,469)	(461,397)

Net Assets:
Beginning of period	134,737,625	135,199,022
End of period*	$128,675,156	$134,737,625
* Includes undistributed net investment income of:	$147,513	$107,526

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Semi-Annual Report	25

Financial highlights

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2018[2]		2018	2017	2016	2015	2014

Net asset value, beginning of period	$17.34		$16.31	$14.60	$17.23	$17.22	$14.81

Income (loss) from operations:
Net investment income	0.00	[3]	0.16	0.16	0.13	0.12	0.08
Net realized and unrealized gain (loss)	(0.40)		2.92	2.23	(0.98)	0.60	2.50
Total income (loss) from operations	(0.40)		3.08	2.39	(0.85)	0.72	2.58

Less distributions from:
Net investment income	(0.02)		(0.20)	(0.16)	(0.15)	(0.19)	(0.17)
Net realized gains	(0.46)		(1.85)	(0.52)	(1.63)	(0.52)	—
Total distributions	(0.48)		(2.05)	(0.68)	(1.78)	(0.71)	(0.17)

Net asset value, end of period	$16.46		$17.34	$16.31	$14.60	$17.23	$17.22
Total return[4]	(2.27)%		19.69%	16.68%	(5.82)%	4.11%	17.41%

Net assets, end of period (millions)	$756		$796	$703	$608	$664	$645

Ratios to average net assets:
Gross expenses[5]	0.48%[6]		0.48%	0.54%	0.54%	0.55%	0.60%
Net expenses[5,7]	0.48	[6]	0.48 [8]	0.54	0.54	0.55	0.60
Net investment income	0.04	[6]	0.91	1.03	0.76	0.69	0.49

Portfolio turnover rate	3%		40%[9]	20%	44%[9]	29%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

26	QS Asset Allocation Funds 2018 Semi-Annual Report

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2018[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$16.20	$15.36	$13.80	$16.38	$16.44	$14.16

Income (loss) from operations:
Net investment income (loss)	(0.05)	0.03	0.04	0.01	0.02	(0.02)
Net realized and unrealized gain (loss)	(0.38)	2.75	2.10	(0.92)	0.56	2.38
Total income (loss) from operations	(0.43)	2.78	2.14	(0.91)	0.58	2.36

Less distributions from:
Net investment income	(0.01)	(0.09)	(0.06)	(0.04)	(0.12)	(0.08)
Net realized gains	(0.46)	(1.85)	(0.52)	(1.63)	(0.52)	—
Total distributions	(0.47)	(1.94)	(0.58)	(1.67)	(0.64)	(0.08)

Net asset value, end of period	$15.30	$16.20	$15.36	$13.80	$16.38	$16.44
Total return[3]	(2.62)%	18.90%	15.81%	(6.43)%	3.45%	16.65%

Net assets, end of period (000s)	$17,144	$19,018	$19,662	$20,526	$24,222	$18,507

Ratios to average net assets:
Gross expenses[4]	1.16%[5]	1.18%	1.22%	1.24%	1.22%	1.26%
Net expenses[4,6]	1.16 [5]	1.18 [7]	1.22	1.24	1.22	1.26
Net investment income (loss)	(0.64) [5]	0.16	0.26	0.04	0.15	(0.16)

Portfolio turnover rate	3%	40%[8]	20%	44%[8]	29%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Semi-Annual Report	27

Financial highlights (cont’d)

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2018[2]	2018	2017	2016	2015[3]

Net asset value, beginning of period	$17.23	$16.21	$14.55	$17.20	$18.17

Income (loss) from operations:
Net investment income (loss)	(0.02)	0.08	0.20	0.10	0.11
Net realized and unrealized gain (loss)	(0.41)	2.92	2.14	(1.00)	(0.36)
Total income (loss) from operations	(0.43)	3.00	2.34	(0.90)	(0.25)

Less distributions from:
Net investment income	(0.01)	(0.13)	(0.16)	(0.12)	(0.20)
Net realized gains	(0.46)	(1.85)	(0.52)	(1.63)	(0.52)
Total distributions	(0.47)	(1.98)	(0.68)	(1.75)	(0.72)

Net asset value, end of period	$16.33	$17.23	$16.21	$14.55	$17.20
Total return[4]	(2.43)%	19.29%	16.39%	(6.07)%	(1.46)%

Net assets, end of period (000s)	$72	$56	$46	$18	$10

Ratios to average net assets:
Gross expenses[5]	1.28%[6]	1.44%	1.46%	1.21%	0.75%[6]
Net expenses[5,7]	0.80 [6,8]	0.80 [8]	0.80 [8]	0.80 [8]	0.75 [6]
Net investment income (loss)	(0.26) [6]	0.44	1.27	0.59	0.92 [6]

Portfolio turnover rate	3%	40%[9]	20%	44%[9]	29%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2018 (unaudited).

[3]	For the period June 2, 2014 (inception date) to January 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[10]	For the year ended January 31, 2015.

See Notes to Financial Statements.

28	QS Asset Allocation Funds 2018 Semi-Annual Report

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$17.27	$16.25	$14.54	$17.18	$17.17	$14.77

Income (loss) from operations:
Net investment income	0.03	0.20	0.21	0.19	0.25	0.14
Net realized and unrealized gain (loss)	(0.41)	2.92	2.23	(0.99)	0.53	2.48
Total income (loss) from operations	(0.38)	3.12	2.44	(0.80)	0.78	2.62

Less distributions from:
Net investment income	(0.02)	(0.25)	(0.21)	(0.21)	(0.25)	(0.22)
Net realized gains	(0.46)	(1.85)	(0.52)	(1.63)	(0.52)	—
Total distributions	(0.48)	(2.10)	(0.73)	(1.84)	(0.77)	(0.22)

Net asset value, end of period	$16.41	$17.27	$16.25	$14.54	$17.18	$17.17
Total return[3]	(2.15)%	20.00%	17.06%	(5.55)%	4.43%	17.76%

Net assets, end of period (000s)	$1,860	$1,526	$1,336	$1,571	$2,259	$959

Ratios to average net assets:
Gross expenses[4]	0.17%[5]	0.21%	0.22%	0.20%	0.28%	0.36%
Net expenses[4,6]	0.17 [5]	0.21	0.22	0.20	0.28	0.33 [7]
Net investment income	0.35 [5]	1.18	1.35	1.09	1.40	0.84

Portfolio turnover rate	3%	40%[8]	20%	44%[8]	29%	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Semi-Annual Report	29

Financial highlights (cont’d)

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2018[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$16.93	$16.01	$14.59	$16.77	$16.29	$14.39

Income (loss) from operations:
Net investment income	0.05	0.22	0.22	0.19	0.20	0.13
Net realized and unrealized gain (loss)	(0.35)	2.53	1.92	(0.91)	0.55	1.97
Total income (loss) from operations	(0.30)	2.75	2.14	(0.72)	0.75	2.10

Less distributions from:
Net investment income	(0.02)	(0.25)	(0.24)	(0.21)	(0.27)	(0.20)
Net realized gains	(0.40)	(1.58)	(0.48)	(1.25)	—	—
Total distributions	(0.42)	(1.83)	(0.72)	(1.46)	(0.27)	(0.20)

Net asset value, end of period	$16.21	$16.93	$16.01	$14.59	$16.77	$16.29
Total return[3]	(1.73)%	17.71%	14.88%	(4.78)%	4.55%	14.59%

Net assets, end of period (millions)	$466	$489	$443	$396	$435	$425

Ratios to average net assets:
Gross expenses[4]	0.46%[5]	0.46%	0.52%	0.50%	0.51%	0.54%
Net expenses[4,6]	0.46 [5]	0.46 [7]	0.52	0.50	0.51	0.54
Net investment income	0.67 [5]	1.28	1.41	1.15	1.16	0.86

Portfolio turnover rate	5%	42%[8]	21%	47%[8]	27%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2018 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

30	QS Asset Allocation Funds 2018 Semi-Annual Report

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2018[2]		2018	2017	2016	2015	2014

Net asset value, beginning of period	$17.25		$16.28	$14.82	$17.01	$16.54	$14.62

Income (loss) from operations:
Net investment income	(0.00)	[3]	0.09	0.10	0.07	0.10	0.03
Net realized and unrealized gain (loss)	(0.36)		2.58	1.95	(0.93)	0.54	1.99
Total income (loss) from operations	(0.36)		2.67	2.05	(0.86)	0.64	2.02

Less distributions from:
Net investment income	(0.01)		(0.12)	(0.11)	(0.08)	(0.17)	(0.10)
Net realized gains	(0.40)		(1.58)	(0.48)	(1.25)	—	—
Total distributions	(0.41)		(1.70)	(0.59)	(1.33)	(0.17)	(0.10)

Net asset value, end of period	$16.48		$17.25	$16.28	$14.82	$17.01	$16.54
Total return[4]	(2.05)%		16.92%	14.06%	(5.47)%	3.83%	13.80%

Net assets, end of period (000s)	$18,538		$20,674	$21,749	$22,737	$26,416	$21,534

Ratios to average net assets:
Gross expenses[5]	1.16%[6]		1.17%	1.21%	1.21%	1.20%	1.23%
Net expenses[5,7]	1.16	[6,8]	1.17 [8]	1.21	1.21	1.20	1.23
Net investment income (loss)	(0.03)	[6]	0.53	0.63	0.43	0.55	0.18

Portfolio turnover rate	5%		42%[9]	21%	47%[9]	27%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Semi-Annual Report	31

Financial highlights (cont’d)

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2018[2]	2018	2017	2016	2015[3]

Net asset value, beginning of period	$16.73	$15.87	$14.52	$16.74	$17.16

Income (loss) from operations:
Net investment income	0.03	0.19	0.25	0.19	0.15
Net realized and unrealized gain (loss)	(0.35)	2.47	1.82	(0.97)	(0.30)
Total income (loss) from operations	(0.32)	2.66	2.07	(0.78)	(0.15)

Less distributions from:
Net investment income	(0.01)	(0.22)	(0.24)	(0.19)	(0.27)
Net realized gains	(0.40)	(1.58)	(0.48)	(1.25)	—
Total distributions	(0.41)	(1.80)	(0.72)	(1.44)	(0.27)

Net asset value, end of period	$16.00	$16.73	$15.87	$14.52	$16.74
Total return[4]	(1.83)%	17.29%	14.51%	(5.13)%	(0.89)%

Net assets, end of period (000s)	$112	$96	$57	$14	$10

Ratios to average net assets:
Gross expenses[5]	1.08%[6]	1.24%	1.38%	1.47%	0.75%[6]
Net expenses[5,7]	0.80 [6,8]	0.80 [8]	0.80 [8]	0.80 [8]	0.75 [6]
Net investment income	0.35 [6]	1.15	1.64	1.15	1.27 [6]

Portfolio turnover rate	5%	42%[9]	21%	47%[9]	27%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2018 (unaudited).

[3]	For the period June 2, 2014 (inception date) to January 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[10]	For the year ended January 31, 2015.

See Notes to Financial Statements.

32	QS Asset Allocation Funds 2018 Semi-Annual Report

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$16.78	$15.88	$14.47	$16.66	$16.19	$14.31

Income (loss) from operations:
Net investment income	0.08	0.26	0.27	0.24	0.34	0.17
Net realized and unrealized gain (loss)	(0.36)	2.51	1.91	(0.92)	0.46	1.94
Total income (loss) from operations	(0.28)	2.77	2.18	(0.68)	0.80	2.11

Less distributions from:
Net investment income	(0.02)	(0.29)	(0.29)	(0.26)	(0.33)	(0.23)
Net realized gains	(0.40)	(1.58)	(0.48)	(1.25)	—	—
Total distributions	(0.42)	(1.87)	(0.77)	(1.51)	(0.33)	(0.23)

Net asset value, end of period	$16.08	$16.78	$15.88	$14.47	$16.66	$16.19
Total return[3]	(1.61)%	18.03%	15.30%	(4.59)%	4.86%	14.75%

Net assets, end of period (000s)	$6,140	$6,225	$5,615	$4,946	$5,503	$1,284

Ratios to average net assets:
Gross expenses[4]	0.17%[5]	0.17%	0.19%	0.22%	0.21%	0.43%
Net expenses[4,6]	0.17 [5]	0.17	0.19	0.22	0.21	0.40 [7]
Net investment income	0.97 [5]	1.57	1.78	1.44	2.02	1.09

Portfolio turnover rate	5%	42%[8]	21%	47%[8]	27%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Semi-Annual Report	33

Financial highlights (cont’d)

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2018[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$14.94	$14.25	$13.21	$14.70	$14.35	$13.23

Income (loss) from operations:
Net investment income	0.09	0.23	0.25	0.24	0.26	0.19
Net realized and unrealized gain (loss)	(0.26)	1.71	1.37	(0.76)	0.39	1.20
Total income (loss) from operations	(0.17)	1.94	1.62	(0.52)	0.65	1.39

Less distributions from:
Net investment income	(0.09)	(0.27)	(0.28)	(0.26)	(0.30)	(0.27)
Net realized gains	(0.29)	(0.98)	(0.30)	(0.71)	—	—
Total distributions	(0.38)	(1.25)	(0.58)	(0.97)	(0.30)	(0.27)

Net asset value, end of period	$14.39	$14.94	$14.25	$13.21	$14.70	$14.35
Total return[3]	(1.10)%	13.97%	12.38%	(3.80)%	4.51%	10.54%

Net assets, end of period (millions)	$286	$297	$281	$255	$278	$261

Ratios to average net assets:
Gross expenses[4]	0.48%[5]	0.47%	0.50%	0.49%	0.49%	0.52%
Net expenses[4,6]	0.48 [5]	0.47 [7]	0.50	0.49	0.49	0.52
Net investment income	1.29 [5]	1.55	1.83	1.63	1.75	1.38

Portfolio turnover rate	3%	37%[8]	20%	52%[8]	23%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2018 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

34	QS Asset Allocation Funds 2018 Semi-Annual Report

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2018[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$15.55	$14.77	$13.68	$15.18	$14.81	$13.65

Income (loss) from operations:
Net investment income	0.04	0.13	0.15	0.13	0.17	0.10
Net realized and unrealized gain (loss)	(0.27)	1.77	1.42	(0.78)	0.39	1.22
Total income (loss) from operations	(0.23)	1.90	1.57	(0.65)	0.56	1.32

Less distributions from:
Net investment income	(0.02)	(0.14)	(0.18)	(0.14)	(0.19)	(0.16)
Net realized gains	(0.29)	(0.98)	(0.30)	(0.71)	—	—
Total distributions	(0.31)	(1.12)	(0.48)	(0.85)	(0.19)	(0.16)

Net asset value, end of period	$15.01	$15.55	$14.77	$13.68	$15.18	$14.81
Total return[3]	(1.43)%	13.18%	11.52%	(4.47)%	3.76%	9.72%

Net assets, end of period (000s)	$13,570	$18,315	$17,495	$18,507	$20,864	$15,847

Ratios to average net assets:
Gross expenses[4]	1.21%[5]	1.19%	1.23%	1.23%	1.22%	1.25%
Net expenses[4,6]	1.21 [5]	1.19 [7]	1.23	1.23	1.22	1.25
Net investment income	0.53 [5]	0.85	1.03	0.88	1.09	0.67

Portfolio turnover rate	3%	37%[8]	20%	52%[8]	23%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Semi-Annual Report	35

Financial highlights (cont’d)

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2018[2]	2018	2017	2016	2015[3]

Net asset value, beginning of period	$14.90	$14.21	$13.19	$14.68	$14.97

Income (loss) from operations:
Net investment income	0.06	0.17	0.24	0.21	0.17
Net realized and unrealized gain (loss)	(0.24)	1.71	1.33	(0.76)	(0.22)
Total income (loss) from operations	(0.18)	1.88	1.57	(0.55)	(0.05)

Less distributions from:
Net investment income	(0.03)	(0.21)	(0.25)	(0.23)	(0.24)
Net realized gains	(0.29)	(0.98)	(0.30)	(0.71)	—
Total distributions	(0.32)	(1.19)	(0.55)	(0.94)	(0.24)

Net asset value, end of period	$14.40	$14.90	$14.21	$13.19	$14.68
Total return[4]	(1.20)%	13.58%	11.99%	(4.00)%	(0.36)%

Net assets, end of period (000s)	$51	$74	$73	$42	$10

Ratios to average net assets:
Gross expenses[5]	1.30%[6]	1.21%	1.22%	0.96%	0.77%[6]
Net expenses[5,7,8]	0.80 [6,7]	0.80	0.80	0.80	0.77 [6]
Net investment income	0.78 [6]	1.16	1.70	1.43	1.72 [6]

Portfolio turnover rate	3%	37%[9]	20%	52%[9]	23%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2018 (unaudited).

[3]	For the period June 2, 2014 (inception date) to January 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[10]	For the year ended January 31, 2015.

See Notes to Financial Statements.

36	QS Asset Allocation Funds 2018 Semi-Annual Report

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2018	2017	2016	2015[3]	2009		2008[4]

Net asset value, beginning of period	$14.93	$14.24	$13.20	$14.69	$15.16	$12.11		$12.05

Income (loss) from operations:
Net investment income	0.11	0.27	0.29	0.27	0.31	0.43	[5]	0.00	[5,6]
Net realized and unrealized gain (loss)	(0.26)	1.70	1.37	(0.76)	(0.54)	(3.60)		0.06
Total income (loss) from operations	(0.15)	1.97	1.66	(0.49)	(0.23)	(3.17)		0.06

Less distributions from:
Net investment income	(0.11)	(0.30)	(0.32)	(0.29)	(0.24)	(0.38)		—
Net realized gains	(0.29)	(0.98)	(0.30)	(0.71)	—	(0.36)		—
Total distributions	(0.40)	(1.28)	(0.62)	(1.00)	(0.24)	(0.74)		—

Net asset value, end of period	$14.38	$14.93	$14.24	$13.20	$14.69	$8.20		$12.11
Total return[7]	(0.97)%	14.25%	12.61%	(3.49)%	(1.53)%	(27.43)%		0.50%

Net assets, end of period (000s)	$7,419	$7,751	$7,431	$6,737	$7,413	$589		$710

Ratios to average net assets:
Gross expenses[8]	0.23%[9]	0.22%	0.23%	0.27%	0.07%[9]	0.10%		0.20%[9,10]
Net expenses[8,11]	0.23 [9]	0.22	0.23	0.25 [12]	0.07 [9]	0.10	[12]	0.20	[9,10]
Net investment income	1.53 [9]	1.80	2.10	1.87	4.09 [9]	4.16	[5]	1.93	[5,9]

Portfolio turnover rate	3%	37%[13]	20%	52%[13]	23%[14]	32%		19%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2018 (unaudited).

[3]	For the period July 25, 2014 (re-inception date) to January 31, 2015. Class I shares had previously liquidated on July 28, 2009 and resumed operations on July 25, 2014 upon shareholder investment.

[4]	For the period January 29, 2008 (inception date) to January 31, 2008.

[5]	Net investment income per share and net investment income ratio to average net assets include short-term capital gain distributions from Underlying Funds.

[6]	Amount represents less than $0.005 per share.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[9]	Annualized.

[10]	The gross and net expense ratios include interest expense. Excluding interest expense, the gross and net expense ratios would not have changed.

[11]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[14]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Semi-Annual Report	37

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class A Shares[1]	2018[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$13.50	$13.34	$12.58	$13.26	$12.98	$12.53

Income (loss) from operations:
Net investment income	0.12	0.28	0.30	0.28	0.32	0.25
Net realized and unrealized gain (loss)	(0.28)	1.04	0.91	(0.67)	0.30	0.48
Total income (loss) from operations	(0.16)	1.32	1.21	(0.39)	0.62	0.73

Less distributions from:
Net investment income	(0.12)	(0.32)	(0.32)	(0.29)	(0.34)	(0.28)
Net realized gains	(0.17)	(0.84)	(0.13)	—	—	—
Total distributions	(0.29)	(1.16)	(0.45)	(0.29)	(0.34)	(0.28)

Net asset value, end of period	$13.05	$13.50	$13.34	$12.58	$13.26	$12.98
Total return[3]	(1.18)%	10.09%	9.58%	(2.91)%	4.81%	5.91%

Net assets, end of period (millions)	$121	$126	$125	$118	$130	$129

Ratios to average net assets:
Gross expenses[4]	0.57%[5]	0.53%	0.54%	0.54%	0.52%	0.55%
Net expenses[4,6]	0.57 [5]	0.53 [7]	0.54	0.54	0.52	0.55
Net investment income	1.82 [5]	2.01	2.30	2.09	2.37	1.92

Portfolio turnover rate	4%	38%[8]	18%	53%[8]	25%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2018 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

38	QS Asset Allocation Funds 2018 Semi-Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C Shares[1]	2018[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$13.43	$13.26	$12.52	$13.19	$12.91	$12.50

Income (loss) from operations:
Net investment income	0.07	0.17	0.23	0.19	0.21	0.16
Net realized and unrealized gain (loss)	(0.28)	1.04	0.88	(0.65)	0.30	0.47
Total income (loss) from operations	(0.21)	1.21	1.11	(0.46)	0.51	0.63

Less distributions from:
Net investment income	(0.06)	(0.20)	(0.24)	(0.21)	(0.23)	(0.22)
Net realized gains	(0.17)	(0.84)	(0.13)	—	—	—
Total distributions	(0.23)	(1.04)	(0.37)	(0.21)	(0.23)	(0.22)

Net asset value, end of period	$12.99	$13.43	$13.26	$12.52	$13.19	$12.91
Total return[3]	(1.54)%	9.31%	8.89%	(3.54)%	3.92%	5.07%

Net assets, end of period (000s)	$2,157	$2,814	$4,539	$3,133	$2,949	$2,537

Ratios to average net assets:
Gross expenses[4]	1.30%[5]	1.27%	1.23%	1.22%	1.33%	1.48%
Net expenses[4,6]	1.30 [5,7]	1.27	1.23	1.22	1.33	1.42 [7]
Net investment income	1.05 [5]	1.25	1.77	1.46	1.56	1.29

Portfolio turnover rate	4%	38%[8]	18%	53%[8]	25%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Semi-Annual Report	39

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class C1 Shares[1]	2018[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$13.81	$13.60	$12.83	$13.50	$13.21	$12.74

Income (loss) from operations:
Net investment income	0.09	0.21	0.23	0.21	0.25	0.18
Net realized and unrealized gain (loss)	(0.30)	1.08	0.92	(0.66)	0.31	0.50
Total income (loss) from operations	(0.21)	1.29	1.15	(0.45)	0.56	0.68

Less distributions from:
Net investment income	(0.08)	(0.24)	(0.25)	(0.22)	(0.27)	(0.21)
Net realized gains	(0.17)	(0.84)	(0.13)	—	—	—
Total distributions	(0.25)	(1.08)	(0.38)	(0.22)	(0.27)	(0.21)

Net asset value, end of period	$13.35	$13.81	$13.60	$12.83	$13.50	$13.21
Total return[3]	(1.43)%	9.60%	9.00%	(3.35)%	4.21%	5.33%

Net assets, end of period (000s)	$2,519	$2,937	$3,363	$3,937	$4,927	$4,558

Ratios to average net assets:
Gross expenses[4]	1.05%[5]	1.01%	1.04%	1.04%	1.06%	1.10%
Net expenses[4,6]	1.05 [5]	1.01 [7]	1.04	1.04	1.06	1.10
Net investment income	1.31 [5]	1.50	1.74	1.58	1.86	1.36

Portfolio turnover rate	4%	38%[8]	18%	53%[8]	25%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

40	QS Asset Allocation Funds 2018 Semi-Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class R Shares[1]	2018[2]	2018	2017	2016	2015[3]

Net asset value, beginning of period	$13.47	$13.30	$12.56	$13.24	$13.50

Income (loss) from operations:
Net investment income	0.10	0.24	0.29	0.25	0.20
Net realized and unrealized gain (loss)	(0.28)	1.05	0.88	(0.67)	(0.19)
Total income (loss) from operations	(0.18)	1.29	1.17	(0.42)	0.01

Less distributions from:
Net investment income	(0.08)	(0.28)	(0.30)	(0.26)	(0.27)
Net realized gains	(0.17)	(0.84)	(0.13)	—	—
Total distributions	(0.25)	(1.12)	(0.43)	(0.26)	(0.27)

Net asset value, end of period	$13.04	$13.47	$13.30	$12.56	$13.24
Total return[4]	(1.33)%	9.82%	9.33%	(3.12)%	0.05%

Net assets, end of period (000s)	$63	$57	$42	$18	$17

Ratios to average net assets:
Gross expenses[5]	1.41%[6]	1.51%	1.60%	1.50%	0.78%[6]
Net expenses[5,7]	0.80 [6,8]	0.80 [8]	0.80 [8]	0.80 [8]	0.78 [6]
Net investment income	1.60 [6]	1.77	2.21	1.93	2.25 [6]

Portfolio turnover rate	4%	38%[9]	18%	53%[9]	25%[10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2018 (unaudited).

[3]	For the period June 2, 2014 (inception date) to January 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[10]	For the year ended January 31, 2015.

See Notes to Financial Statements.

QS Asset Allocation Funds 2018 Semi-Annual Report	41

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31, unless otherwise noted:
Class I Shares[1]	2018[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$13.47	$13.31	$12.56	$13.23	$12.97	$12.52

Income (loss) from operations:
Net investment income	0.14	0.32	0.34	0.31	0.40	0.27
Net realized and unrealized gain (loss)	(0.29)	1.04	0.90	(0.65)	0.23	0.48
Total income (loss) from operations	(0.15)	1.36	1.24	(0.34)	0.63	0.75

Less distributions from:
Net investment income	(0.13)	(0.36)	(0.36)	(0.33)	(0.37)	(0.30)
Net realized gains	(0.17)	(0.84)	(0.13)	—	—	—
Total distributions	(0.30)	(1.20)	(0.49)	(0.33)	(0.37)	(0.30)

Net asset value, end of period	$13.02	$13.47	$13.31	$12.56	$13.23	$12.97
Total return[3]	(1.04)%	10.43%	9.92%	(2.62)%	4.89%	6.06%

Net assets, end of period (000s)	$2,669	$3,065	$2,374	$2,233	$2,388	$261

Ratios to average net assets:
Gross expenses[4]	0.33%[5]	0.29%	0.29%	0.34%	0.30%	0.46%
Net expenses[4,6]	0.25 [5,7]	0.25 [7]	0.25 [7]	0.25 [7]	0.30	0.44 [7]
Net investment income	2.11 [5]	2.34	2.58	2.37	2.97	2.15

Portfolio turnover rate	4%	38%[8]	18%	53%[8]	25%	12%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended July 31, 2018 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

42	QS Asset Allocation Funds 2018 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Growth Fund (“Growth Fund”), QS Moderate Growth Fund (“Moderate Growth Fund”), QS Conservative Growth Fund (“Conservative Growth Fund”) and QS Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds and exchange-traded funds (“ETFs”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds, excluding ETFs, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

QS Asset Allocation Funds 2018 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$773,598,205	—	—	$773,598,205
Short-term investments†	2,240,279	—	—	2,240,279
Total investments	$775,838,484	—	—	$775,838,484

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$489,829,050	—	—	$489,829,050
Short-term investments†	1,178,578	—	—	1,178,578
Total investments	$491,007,628	—	—	$491,007,628

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$306,417,243	—	—	$306,417,243
Short-term investments†	1,234,421	—	—	1,234,421
Total investments	$307,651,664	—	—	$307,651,664

†	See Schedule of Investments for additional detailed categorizations.

Defensive Growth Fund	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in underlying funds†	$128,357,871	—	—	$128,357,871
Short-term investments†	339,539	—	—	339,539
Total investments	$128,697,410	—	—	$128,697,410

†	See Schedule of Investments for additional detailed categorizations.

44	QS Asset Allocation Funds 2018 Semi-Annual Report

(b) Fund of funds risk. The cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Funds determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2018, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and QS Investors, LLC (“QS Investors”) is each Fund’s subadviser. Western Asset Management Company, LLC (formerly Western Asset Management Company) (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Under the investment management agreements, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.

QS Asset Allocation Funds 2018 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Growth Fund, Moderate Growth Fund and Conservative Growth Funds’ Class A, Class C, Class R and Class I shares did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Defensive Growth Fund’s Class A, Class C, Class C1, Class R and Class I shares did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the six months ended July 31, 2018, fees waived and/or expenses reimbursed were as follows:

Growth Fund	$149
Moderate Growth Fund	166
Conservative Growth Fund	164
Defensive Growth Fund	1,342

In addition, the Funds indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 1.15% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.75% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 4.25% for Class A shares. Class C and Class C1 shares of the Funds have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended July 31, 2018, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Sales Charges	CDSCs
	Class A	Class A	Class C		Class C1
Growth Fund	$117,300	$460	$244		—
Moderate Growth Fund	79,826	93	92		—
Conservative Growth Fund	64,804	353	958		—
Defensive Growth Fund	17,814	—	0	*	—

*	Amount represents less than $1.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended July 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were substantially as follows:

	Purchases	Sales
Growth Fund	$20,722,550	$42,195,041
Moderate Growth Fund	23,043,698	37,890,255
Conservative Growth Fund	12,632,681	22,862,400
Defensive Growth Fund	5,021,874	8,115,000

46	QS Asset Allocation Funds 2018 Semi-Annual Report

At July 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Growth Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$601,283,628	$178,950,605	$(4,395,749)	$174,554,856

Moderate Growth Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$397,699,690	$96,538,967	$(3,231,029)	$93,307,938

Conservative Growth Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$259,252,339	$51,293,829	$(2,894,504)	$48,399,325

Defensive Growth Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$114,945,558	$15,547,737	$(1,795,885)	$13,751,852

4. Derivative instruments and hedging activities

During the six months ended July 31, 2018, the Funds did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended July 31, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees

Growth Fund
Class A	$935,408		$696,582
Class C	87,010		10,155
Class R	155		228
Class I	—		1,115
Total	$1,022,573		$708,080

Moderate Growth Fund
Class A	$576,961		$361,766
Class C	94,443	†	9,473
Class R	256		266
Class I	—		3,440
Total	$671,660		$374,945

Conservative Growth Fund
Class A	$354,874		$208,640
Class C	73,165		9,407
Class R	165		236
Class I	—		5,472
Total	$428,204		$223,755

QS Asset Allocation Funds 2018 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

	Service and/or Distribution Fees	Transfer Agent Fees

Defensive Growth Fund
Class A	$150,760	$82,251
Class C	11,630	1,374
Class C1	9,291	2,274
Class R	147	214
Class I	—	2,115
Total	$171,828	$88,228

†	Amounts shown are exclusive of expense reimbursements. For the six months ended July 31, 2018, the service and/or distribution fees reimbursed amounted to $24 for Class C shares.

For the six months ended July 31, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Growth Fund
Class A	—
Class C	—
Class R	$149
Class I	—
Total	$149

Moderate Growth Fund
Class A	—
Class C	$24
Class R	142
Class I	—
Total	$166

Conservative Growth Fund
Class A	—
Class C	—
Class R	$164
Class I	—
Total	$164

Defensive Growth Fund
Class A	—
Class C	—
Class C1	—
Class R	$179
Class I	1,163
Total	$1,342

6. Distributions to shareholders by class

	Six Months Ended July 31, 2018	Year Ended January 31, 2018

Growth Fund

Net Investment Income:
Class A	$691,960	$8,527,153
Class C	6,025	100,811
Class R	50	365
Class I	2,014	21,732
Total	$700,049	$8,650,061

48	QS Asset Allocation Funds 2018 Semi-Annual Report

	Six Months Ended July 31, 2018	Year Ended January 31, 2018

Growth Fund continued

Net Realized Gains:
Class A	$20,812,267	$77,947,426
Class C	508,358	2,059,983
Class R	1,877	5,451
Class I	51,215	162,780
Total	$21,373,717	$80,175,640

Moderate Growth Fund

Net Investment Income:
Class A	$533,012	$6,618,283
Class C	8,598	143,357
Class R	98	1,242
Class I	8,328	102,136
Total	$550,036	$6,865,018

Net Realized Gains:
Class A	$11,329,251	$42,140,394
Class C	450,883	1,833,813
Class R	2,674	8,498
Class I	152,447	550,383
Total	$11,935,255	$44,533,088

Conservative Growth Fund

Net Investment Income:
Class A	$1,796,327	$5,074,848
Class C	22,010	166,487
Class R	142	1,006
Class I	55,570	148,724
Total	$1,874,049	$5,391,065

Net Realized Gains:
Class A	$5,601,310	$18,572,386
Class C	260,421	1,113,837
Class R	757	4,679
Class I	137,830	480,468
Total	$6,000,318	$20,171,370

Defensive Growth Fund

Net Investment Income:
Class A	$1,063,535	$2,849,558
Class C	10,019	43,908
Class C1	15,252	50,754
Class R	345	1,056
Class I	27,867	74,740
Total	$1,117,018	$3,020,016

Net Realized Gains:
Class A	$1,571,747	$7,458,351
Class C	28,128	178,143
Class C1	31,877	169,761
Class R	804	3,272
Class I	34,948	183,010
Total	$1,667,504	$7,992,537

QS Asset Allocation Funds 2018 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

7. Shares of beneficial interest

At July 31, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended July 31, 2018		Year Ended January 31, 2018
	Shares	Amount	Shares	Amount

Growth Fund
Class A
Shares sold	1,246,060	$20,643,736	2,358,553	$40,412,796
Shares issued on reinvestment	1,322,728	21,454,648	5,174,228	86,259,371
Shares repurchased	(2,541,521)	(42,112,023)	(4,707,435)	(80,615,807)
Net increase (decrease)	27,267	$(13,639)	2,825,346	$46,056,360

Class C
Shares sold	72,209	$1,108,010	105,630	$1,702,655
Shares issued on reinvestment	33,941	512,155	137,460	2,145,106
Shares repurchased	(159,546)	(2,462,785)	(348,875)	(5,601,329)
Net decrease	(53,396)	$(842,620)	(105,785)	$(1,753,568)

Class R
Shares sold	1,056	$17,430	2,133	$36,188
Shares issued on reinvestment	120	1,927	351	5,816
Shares repurchased	(37)	(622)	(2,041)	(34,830)
Net increase	1,139	$18,735	443	$7,174

Class I
Shares sold	57,905	$960,672	77,696	$1,314,932
Shares issued on reinvestment	3,177	51,371	9,970	165,568
Shares repurchased	(36,122)	(599,930)	(81,504)	(1,387,903)
Net increase	24,960	$412,113	6,162	$92,597

Moderate Growth Fund
Class A
Shares sold	874,644	$14,247,907	1,707,561	$28,778,660
Shares issued on reinvestment	739,601	11,818,820	2,964,928	48,554,592
Shares repurchased	(1,759,297)	(28,659,935)	(3,454,002)	(58,137,456)
Net increase (decrease)	(145,052)	$(2,593,208)	1,218,487	$19,195,796

Class C
Shares sold	43,208	$721,126	99,194	$1,692,713
Shares issued on reinvestment	28,155	457,769	117,784	1,965,759
Shares repurchased	(145,090)	(2,408,010)	(354,024)	(6,037,694)
Net decrease	(73,727)	$(1,229,115)	(137,046)	$(2,379,222)

Class R
Shares sold	1,358	$21,927	2,758	$46,267
Shares issued on reinvestment	176	2,772	602	9,740
Shares repurchased	(236)	(3,778)	(1,220)	(20,468)
Net increase	1,298	$20,921	2,140	$35,539

Class I
Shares sold	50,352	$815,347	121,023	$1,999,884
Shares issued on reinvestment	10,144	160,775	40,203	652,519
Shares repurchased	(49,773)	(805,422)	(143,873)	(2,376,508)
Net increase	10,723	$170,700	17,353	$275,895

50	QS Asset Allocation Funds 2018 Semi-Annual Report

	Six Months Ended July 31, 2018		Year Ended January 31, 2018
	Shares	Amount	Shares	Amount

Conservative Growth Fund
Class A
Shares sold	886,554	$12,846,539	2,104,758	$31,319,066
Shares issued on reinvestment	520,880	7,357,983	1,609,813	23,502,161
Shares repurchased	(1,398,878)	(20,254,458)	(3,540,049)	(52,634,852)
Net increase (decrease)	8,556	$(49,936)	174,522	$2,186,375

Class C
Shares sold	45,530	$687,613	436,222	$6,681,733
Shares issued on reinvestment	18,850	277,306	82,944	1,259,648
Shares repurchased	(338,106)	(5,109,548)	(525,929)	(8,018,798)
Net decrease	(273,726)	$(4,144,629)	(6,763)	$(77,417)

Class R
Shares sold	1,142	$16,367	804	$11,906
Shares issued on reinvestment	64	899	391	5,685
Shares repurchased	(2,582)	(37,640)	(1,424)	(21,356)
Net decrease	(1,376)	$(20,374)	(229)	$(3,765)

Class I
Shares sold	67,733	$975,540	40,184	$591,632
Shares issued on reinvestment	13,648	192,743	43,118	629,192
Shares repurchased	(84,719)	(1,230,493)	(86,163)	(1,272,835)
Net decrease	(3,338)	$(62,210)	(2,861)	$(52,011)

Defensive Growth Fund

Class A
Shares sold	456,862	$6,005,113	839,667	$11,570,799
Shares issued on reinvestment	203,174	2,620,287	766,167	10,245,306
Shares repurchased	(689,280)	(9,056,769)	(1,648,373)	(22,625,282)
Net decrease	(29,244)	$(431,369)	(42,539)	$(809,177)

Class C
Shares sold	280	$3,650	10,310	$142,688
Shares issued on reinvestment	2,976	38,147	16,707	221,975
Shares repurchased	(46,734)	(613,334)	(159,857)	(2,148,757)
Net decrease	(43,478)	$(571,537)	(132,840)	$(1,784,094)

Class C1
Shares sold	2,459	$33,028	18,679	$265,282
Shares issued on reinvestment	3,574	47,129	15,829	216,295
Shares repurchased	(30,121)	(404,700)	(68,993)	(968,495)
Net decrease	(24,088)	$(324,543)	(34,485)	$(486,918)

Class R
Shares sold	516	$6,777	1,375	$18,881
Shares issued on reinvestment	89	1,149	325	4,328
Shares repurchased	(50)	(658)	(626)	(8,650)
Net increase	555	$7,268	1,074	$14,559

Class I
Shares sold	7,711	$101,422	64,955	$890,543
Shares issued on reinvestment	4,879	62,815	19,316	257,750
Shares repurchased	(35,177)	(462,583)	(35,125)	(477,780)
Net increase (decrease)	(22,587)	$(298,346)	49,146	$670,513

QS Asset Allocation Funds 2018 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the six months ended July 31, 2018. The following transactions were effected in shares of such Underlying Funds for the six months ended July 31, 2018.

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2018
Growth Fund		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$16,393,443	$953,130	91,251	$969,915	92,674	$85	$183,130	—	$(200,945)	$16,175,713
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	106,615,181	960,000	47,525	5,066,192	246,891	178,809	—	—	(2,311,194)	100,197,795
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	35,744,203	705,000	59,294	1,870,417	163,384	194,584	—	—	(1,167,347)	33,411,439
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	18,879,917	705,352	57,513	992,628	77,975	(17,627)	375,352	—	(1,134,464)	17,458,177
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	7,522,840	87,074	7,530	392,874	31,651	2,127	76,616	$10,458	(537,714)	6,679,326
Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	46,588,334	9,122	140	3,198,087	54,052	191,717	—	9,122	1,404,217	44,803,586
Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	67,757,665	910,000	70,488	1,949,804	156,485	200,197	—	—	(7,116,145)	59,601,716
Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	17,037,314	945,000	90,086	933,432	88,236	(8,432)	—	—	(380,847)	16,668,035
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	85,278,823	450,000	25,481	1,126,474	64,269	(21,475)	—	—	(4,772,182)	79,830,167
Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	48,683,546	360,000	29,412	2,440,727	182,690	(225,727)	—	—	(462,286)	46,140,533
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	25,395,758	—	—	2,304,011	169,662	75,989	—	—	696,603	23,788,350
Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	10,562,459	629,713	56,686	190,217	15,998	(15,217)	159,713	—	(356,705)	10,645,250

52	QS Asset Allocation Funds 2018 Semi-Annual Report

	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2018
Growth Fund (cont’d)		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	$23,315,633	—	—	$1,161,853	8,664	$923,146	—	—	$(880,336)	$21,273,444
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	48,714,971	—	—	2,542,856	117,858	307,145	—	—	(287,715)	45,884,400
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	40,039,837	$615,000	52,474	638,402	53,422	26,597	—	—	(4,369,637)	35,646,798
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	53,677,107	—	—	5,418,259	126,275	556,740	—	—	1,165,960	49,424,808
Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	35,791,006	19,852	521	1,548,905	41,950	16,098	$15,831	$4,021	85,293	34,347,246
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	5,959,656	—	—	480,918	36,682	934,082	—	—	22,558	5,501,296
Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	72,996,396	1,510,457	117,142	2,223,253	182,252	111,746	945,457	—	(1,343,320)	70,940,280
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	31,681,073	206,600	10,228	1,863,775	116,844	466,225	—	206,600	(422,138)	29,601,760
Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	97,390	5,944,327	511,773	—	—	—	97,555	27,231	(143,976)	5,897,741
Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	83,046	5,116,923	625,837	228,868	27,949	(3,635)	131,822	—	(70,786)	4,900,315
Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	15,748,871	595,000	52,285	782,398	67,181	(22,398)	—	—	(781,443)	14,780,030
	$814,564,469	$20,722,550		$38,324,265		$3,870,776	$1,985,476	$257,432	$(23,364,549)	$773,598,205

Moderate Growth Fund	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2018
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$10,410,786	$545,140	52,203	$631,001	60,304	$(1,001)	$115,140	—	$(127,048)	$10,197,877
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	63,712,029	980,000	48,515	5,354,322	260,038	210,677	—	—	(1,440,428)	57,897,279
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	17,315,140	395,000	33,221	1,428,738	125,598	176,262	—	—	(627,441)	15,653,961
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	12,097,872	236,539	19,793	596,434	46,853	(11,435)	236,539	—	(716,554)	11,021,423
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	10,976,851	357,328	30,085	743,518	59,903	1,482	111,971	$15,357	(782,167)	9,808,494

QS Asset Allocation Funds 2018 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

Moderate Growth Fund (cont’d)	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2018
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	$19,853,969	$3,670	56	$2,121,745	35,749	$98,255	—	—	$532,470	$18,268,364
Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	33,807,489	540,000	41,828	1,249,550	100,278	130,450	—	—	(3,557,534)	29,540,405
Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	10,911,998	445,000	42,421	674,336	64,142	664	—	—	(242,876)	10,439,786
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	32,108,864	330,000	18,686	1,277,741	73,029	(17,741)	—	—	(1,778,127)	29,382,996
Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	31,102,080	—	—	1,563,231	118,967	(123,231)	—	—	(318,985)	29,219,864
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	14,137,494	—	—	1,699,223	125,127	50,777	—	—	362,328	12,800,599
Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	6,761,960	98,227	9,169	5,444	458	(444)	$98,227	—	(231,875)	6,622,868
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	13,273,948	275,000	1,230	1,036,649	7,603	793,351	—	—	(755,199)	11,757,100
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	26,850,898	420,000	18,237	2,047,658	115,098	742,342	—	—	(725,209)	24,498,031
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	15,595,662	—	—	253,882	21,246	11,118	—	—	(1,693,329)	13,648,451
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	32,619,503	—	—	3,696,460	96,845	898,540	—	—	102,745	29,025,788
Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	10,859,566	5,797	152	632,785	22,291	202,215	4,623	$1,174	(177,087)	10,055,491
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	8,195,178	—	—	1,612,022	48,559	267,978	—	3,700	1,062,578	7,645,734
Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	46,572,650	600,054	47,182	1,315,459	112,266	124,541	600,055	—	(907,192)	44,950,053
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	18,167,091	114,472	5,667	1,307,049	95,276	602,951	—	114,472	(584,021)	16,390,493
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	13,828,607	5,084,882	409,250	1,090,516	85,463	(35,516)	251,224	—	(240,498)	17,582,475

54	QS Asset Allocation Funds 2018 Semi-Annual Report

Moderate Growth Fund (cont’d)	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2018
		Cost	Shares	Cost	Shares
Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	$33,547,911	$12,006,172	1,034,773	$2,117,366	181,813	$(22,366)	$719,797	$194,652	$(1,303,970)	$42,132,747
Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	22,896,425	606,417	75,483	1,084,138	131,882	(18,881)	600,710	—	(449,803)	21,968,901
Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	10,098,502	—	—	280,643	23,938	(10,643)	—	—	(497,989)	9,319,870
	$515,702,473	$23,043,698		$33,819,910		$4,070,345	$2,738,286	$329,355	$(15,097,211)	$489,829,050

Conservative Growth Fund	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2018
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$6,665,907	$72,446	7,005	$281,016	26,891	$(1,016)	$72,446	—	$(80,186)	$6,377,151
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	20,313,136	345,000	17,079	1,578,497	83,664	206,503	—	—	(602,100)	18,477,539
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	7,223,703	175,000	14,718	600,740	52,658	69,260	—	—	(259,712)	6,538,251
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares	9,600,671	132,312	12,401	611,973	52,985	(21,973)	124,556	$7,756	(626,756)	8,494,254
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	7,714,517	149,428	12,505	433,543	34,057	(8,543)	149,427	—	(453,270)	6,977,132
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	7,503,323	85,638	7,406	479,426	38,625	574	75,338	10,301	(530,671)	6,578,864
Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	7,203,228	1,340	21	843,526	14,147	41,474	—	1,341	190,621	6,551,663
Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	12,542,887	245,001	18,978	588,273	46,959	51,727	—	—	(1,319,931)	10,879,684
Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	6,938,411	180,000	17,159	419,277	39,932	723	—	—	(153,201)	6,545,933

QS Asset Allocation Funds 2018 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

Conservative Growth Fund (cont’d)	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2018
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	$1,220,342	—	—	$10,046	576	$(46)	—	—	$(68,280)	$1,142,016
Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	19,540,872	—	—	955,651	72,729	(75,651)	—	—	(202,228)	18,382,993
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	8,129,800	—	—	1,046,129	77,034	33,871	—	—	204,140	7,287,811
Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	4,300,519	$62,471	5,831	—	—	—	$62,471	—	(147,705)	4,215,285
Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	5,925,173	—	—	471,969	3,211	298,031	—	—	(294,968)	5,158,236
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	19,350,912	330,000	14,329	1,547,006	86,109	532,994	—	—	(527,708)	17,606,198
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	1,246,095	—	—	4,906	411	94	—	—	(136,120)	1,105,069
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	17,479,270	—	—	2,042,967	52,238	432,033	—	—	100,020	15,536,323
Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	5,412,725	2,889	76	337,303	11,750	102,697	2,304	$585	(90,817)	4,987,494
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	5,129,432	—	—	456,218	32,265	798,782	—	—	31,967	4,705,181
Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	29,415,378	374,868	29,476	1,056,751	92,052	133,249	374,868	—	(626,334)	28,107,161
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	12,092,328	76,282	3,776	1,060,791	61,969	179,209	—	76,282	(168,207)	10,939,612
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	34,933,318	4,173,495	336,111	2,126,475	166,651	(71,475)	521,272	—	(546,914)	36,433,424
Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	49,560,431	5,779,397	499,248	2,435,742	209,027	(30,742)	876,773	236,607	(1,659,458)	51,244,628
Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	16,822,750	447,114	55,654	701,689	85,685	(4,289)	446,782	—	(334,961)	16,233,214
Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	6,338,130	—	—	105,300	9,294	(300)	—	—	(320,703)	5,912,127
	$322,603,258	$12,632,681		$20,195,214		$2,667,186	$2,706,237	$332,872	$(8,623,482)	$306,417,243

56	QS Asset Allocation Funds 2018 Semi-Annual Report

Defensive Growth Fund	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2018
		Cost	Shares	Cost	Shares
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	$2,827,692	$30,532	2,952	$145,433	13,917	$(433)	$30,532	—	$(33,815)	$2,678,976
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	1,483,499	—	—	89,985	5,136	20,015	—	—	(49,908)	1,343,606
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	1,485,498	60,000	5,046	120,909	10,643	14,091	—	—	(52,128)	1,372,461
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares	11,029,300	262,507	24,474	710,886	61,549	(25,886)	143,506	$9,002	(722,711)	9,858,210
Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	3,269,306	63,005	5,273	192,598	15,129	(2,598)	63,005	—	(191,477)	2,948,236
Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	1,688,449	60,000	4,648	77,868	6,222	7,132	—	—	(178,137)	1,492,444
Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	2,966,627	—	—	134,553	12,839	447	—	—	(65,177)	2,766,897
Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	241,377	—	—	—	—	—	—	—	(13,559)	227,818
Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	8,426,300	—	—	459,058	34,936	(34,058)	—	—	(83,986)	7,883,256
Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	1,756,993	—	—	208,451	15,350	6,549	—	—	45,196	1,593,738
Legg Mason Global Asset Management Trust — RARE Global Infrastructure Value Fund, Class IS Shares	1,826,514	26,225	2,448	38,249	3,217	(3,249)	26,225	—	(60,138)	1,754,352
Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	7,310,539	230,000	9,987	714,156	33,155	85,844	—	—	(76,826)	6,749,557
Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	241,387	—	—	—	—	—	—	—	(26,420)	214,967
Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	4,380,634	—	—	503,017	11,571	46,983	—	—	92,412	3,970,029
Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	1,455,713	—	—	292,303	8,811	52,697	—	—	186,703	1,350,113
Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	9,856,844	125,879	9,897	318,045	27,244	36,955	125,879	—	(198,404)	9,466,274

QS Asset Allocation Funds 2018 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

Defensive Growth Fund (cont’d)	Affiliate Value at January 31, 2018	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2018
		Cost	Shares	Cost	Shares
Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	$5,061,238	$127,690	6,543	$540,971	28,258	$24,029	—	$32,690	$(14,989)	$4,632,968
Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	27,535,717	1,482,414	119,523	1,587,370	124,401	(57,370)	$389,485	—	(416,961)	27,013,800
Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	30,130,654	1,714,810	148,653	1,478,219	127,454	(18,219)	505,919	136,183	(973,121)	29,394,124
Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	8,790,703	838,812	104,631	296,859	37,950	8,141	244,305	—	(186,086)	9,146,570
Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	2,680,313	—	—	45,242	3,993	(242)	—	—	(135,596)	2,499,475
	$134,445,297	$5,021,874		$7,954,172		$160,828	$1,528,856	$177,875	$(3,155,128)	$128,357,871

58	QS Asset Allocation Funds 2018 Semi-Annual Report

QS

Asset Allocation Funds

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)*

Transfer agent

BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Effective June 11, 2018, BNY became custodian.

QS Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Asset Allocation Funds

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.

www.leggmason.com

©2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identify verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your non-public personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

©2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01185 9/18 SR18-3426

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018